Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Notes Payable Due June One Two Thousand And Twenty Three [Member]
Intangible Assets, Net [Line Items]
Maturity date			Jun. 01, 2030
Interest rate			2.00%
Claims Cost Recovery Rights [Member]
Intangible Assets, Net [Line Items]
Intangible assets paid for with cash	$ 2,000		$ 150
Amortization expense	$ 2,700	$ 31	164	$ 125
Purchase of CCRAs			84,000
Issuance of notes payable			$ 500